EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Rental expense	$ 2,602	$ 4,715
General and Administrative Expense [Member]
Rental expense	$ 528	$ 625